CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS - OPERATING ACTIVITIES
Net income (loss) for the year	$ (13,993)	$ 1,019	$ 6,201
Adjustments to reconcile net income to net cash from operations:
Depreciation and amortization	3,005	1,673	1,615
Stock-based compensation	924	1,529	173
Decrease (Increase) in Deferred tax	738	187	1,854
Capital loss on disposal of property and equipment		0	1
Gain on bargain purchase	(10,515)	0	0
Decrease (increase) in trade receivables, net	5,797	(3,666)	(8,532)
Decrease (increase) in other accounts receivable and prepaid expenses	(1,000)	39	2,175
Increase (decrease) in inventories, net	372	(1,988)	(907)
Increase (decrease) in trade payables	(79)	721	1,203
Increase in employees and payroll accruals	323	404	525
Increase (decrease) in accrued severance pay	75	(110)	26
Increase (decrease) in advances from customer	0	(2,864)	2,864
Increase (decrease) in accrued expenses and other liabilities, related parties and liability for earn-out	3,308	(618)	(927)
Net cash provided by (used in) operating activities	(11,045)	(3,674)	6,271
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(400)	(541)	(544)
Purchase of Intangible assets	(39)	0	0
Capitalization of software development costs	(1,487)	(2,099)	0
Capitalization of Precontract costs	(203)	0	0
Acquisitions of subsidiaries, net of cash acquired	(3,514)	(988)	0
Acquisition of group of assets (non-business)	(1,174)	0	0
Decrease (Increase) in severance pay fund	(58)	109	(31)
Restricted bank deposits, net	2,212	1,921	(5,110)
Net cash used in investing activities	(4,663)	(1,598)	(5,685)
CASH FLOWS - FINANCING ACTIVITIES
Short-term bank credit, net	0	0	(1)
Treasury shares acquired	(2,661)	(3,741)	0
Proceeds from issuance of share capital, net of issuance costs	0	27,126	2,458
Payment of liability for future earn-out in business combination	(2,191)	(849)	(1,009)
Proceeds from exercise of options and warrants, net	22	193	82
Net cash provided by (used in) financing activities	(4,830)	22,729	1,530
Increase (decrease) in cash and cash equivalents	(20,538)	17,457	2,116
Cash and cash equivalents - beginning of year	22,246	4,789	2,673
Cash and cash equivalents - end of year	$ 1,708	$ 22,246	$ 4,789